Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 2,988,100	$ 468,898	¥ 3,704,732
Allowance for credit losses	(240,326)	(37,712)	(360,299)
Accounts receivable, net	¥ 2,747,774	$ 431,186	¥ 3,344,433